Undiscounted Closure Cost Estimates (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations [Line Items]
Reconciliation of closure cost estimate, discount		$ 77.5	$ 90.7
Total closure cost estimate	[1]	353.2	390.8
Provision for environmental rehabilitation		$ 275.7	$ 300.1	$ 269.2

[1]	Includes discounting of $77.5 million in the year ended December 31, 2015 (December 31, 2014: $90.7 million) in order to reconcile the gross closure cost estimate of $353.2 million (December 31, 2014: $390.8 million) to the provision for environmental rehabilitation of $275.7 million (December 31, 2014: $300.1 million)